Schedule of Investments - September 30, 2022
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

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COMMON STOCKS - 98.96%	Held	Value
COMMUNICATION SERVICES - 0.71%
Interactive Media & Services - 0.07%
Outbrain, Inc. (a)	99,200	$362,080

Media - 0.64%
Emerald Holding, Inc. (a)	169,050	571,389
Entravision Communications Corp.	102,165	405,595
Stagwell, Inc. (a)	238,100	1,654,795
TEGNA, Inc.	23,067	477,026
		3,108,805
TOTAL COMMUNICATION SERVICES		3,470,885

CONSUMER DISCRETIONARY - 12.30%
Auto Components - 0.57%
Adient PLC (a)	67,805	1,881,589
The Goodyear Tire & Rubber Company (a)	89,500	903,055
		2,784,644
Automobiles - 0.29%
Thor Industries, Inc.	19,800	1,385,604

Diversified Consumer Services - 0.20%
Graham Holdings Company	1,800	968,364

Hotels, Restaurants & Leisure - 1.68%
Bloomin’ Brands, Inc.	24,005	440,012
Brinker International, Inc. (a)	71,270	1,780,324
Dine Brands Global, Inc.	15,300	972,468
El Pollo Loco Holdings, Inc. (a)	97,500	869,700
International Game Technology PLC	56,100	886,380
Jack in the Box, Inc.	8,300	614,781
Ruth’s Hospitality Group, Inc.	64,600	1,089,156
Travel + Leisure Company	43,780	1,493,774
		8,146,595
Household Durables - 2.12%
Century Communities, Inc.	22,096	945,267
Ethan Allen Interiors, Inc.	71,305	1,507,387
Green Brick Partners, Inc. (a)	21,750	465,015
Hooker Furnishings Corp.	64,875	875,164
KB Home	33,200	860,544
La-Z-Boy, Inc.	39,900	900,543
LGI Homes, Inc. (a)	9,900	805,563
M/I Homes, Inc. (a)	23,223	841,369
Meritage Homes Corp. (a)	12,200	857,294
Taylor Morrison Home Corp. (a)	37,810	881,729
Tri Pointe Homes, Inc. (a)	58,087	877,695
Tupperware Brands Corp. (a)	76,800	503,040
		10,320,610
Leisure Products - 0.64%
Johnson Outdoors, Inc.	34,600	1,775,326
Vista Outdoor, Inc. (a)	55,700	1,354,624
		3,129,950
Multiline Retail - 0.09%
Franchise Group, Inc.	18,300	444,690

Specialty Retail - 5.79%
The Aaron’s Company, Inc.	197,600	1,920,672
American Eagle Outfitters, Inc.	92,600	900,998
Asbury Automotive Group, Inc. (a)	9,864	1,490,450
Big 5 Sporting Goods Corp. (l)	102,700	1,102,998
Boot Barn Holdings, Inc. (a)	15,400	900,284
The Cato Corp.	92,900	886,266
The Children’s Place, Inc. (a)	10,200	315,078
Foot Locker, Inc.	64,600	2,010,998
Genesco, Inc. (a)	9,730	382,584
Group 1 Automotive, Inc.	14,828	2,118,476
Guess?, Inc. (l)	58,100	852,327
Haverty Furniture Companies, Inc.	61,400	1,528,860
Hibbett, Inc.	36,273	1,806,758
LL Flooring Holdings, Inc. (a)	44,400	307,692
MarineMax, Inc. (a)	68,700	2,046,573
OneWater Marine, Inc. (a)	59,600	1,794,556
Rent-A-Center, Inc.	91,600	1,603,916
Signet Jewelers Ltd.	26,900	1,538,411
Sleep Number Corp. (a)	13,800	466,578
Sonic Automotive, Inc.	50,050	2,167,165
Tilly’s, Inc.	59,600	412,432
TravelCenters of America, Inc. (a)	10,200	550,086
Urban Outfitters, Inc. (a)	27,310	536,642
Zumiez, Inc. (a)	23,800	512,414
		28,153,214
Textiles, Apparel & Luxury Goods - 0.92%
Carter’s, Inc.	7,000	458,710
G-III Apparel Group Ltd. (a)	73,040	1,091,948
Kontoor Brands, Inc.	29,700	998,217
Lakeland Industries, Inc. (a)	62,100	716,013
Rocky Brands, Inc.	12,100	242,726
Vera Bradley, Inc. (a)	326,000	981,260
		4,488,874
TOTAL CONSUMER DISCRETIONARY		59,822,545

CONSUMER STAPLES - 1.71%
Food & Staples Retailing - 0.07%
Natural Grocers by Vitamin Cottage, Inc.	31,500	339,885

Food Products - 0.21%
B&G Foods, Inc. (l)	63,500	1,047,115

Household Products - 0.59%
Central Garden & Pet Company (a)	24,600	886,584
Energizer Holdings, Inc.	78,300	1,968,462
		2,855,046
Personal Products - 0.84%
Herbalife Nutrition Ltd. (a)	67,400	1,340,586
Medifast, Inc.	9,500	1,029,420
Nu Skin Enterprises, Inc.	24,850	829,245
USANA Health Sciences, Inc. (a)	15,500	868,775
		4,068,026
TOTAL CONSUMER STAPLES		8,310,072

ENERGY - 10.52%
Energy Equipment & Services - 4.39%
Cactus, Inc.	26,630	1,023,391
ChampionX Corp.	89,700	1,755,429
Dril-Quip, Inc. (a)	104,800	2,045,696
Expro Group Holdings NV (a)	216,503	2,758,248
Helix Energy Solutions Group, Inc. (a)	506,100	1,953,546
Liberty Energy, Inc. (a)	74,600	945,928
National Energy Services Reunited Corp. (a)	280,200	1,664,388
Newpark Resources, Inc. (a)	529,100	1,333,332
Noble Corp. PLC (a)	18,700	553,146
Precision Drilling Corp. (a)	38,500	1,949,255
ProPetro Holding Corp. (a)	127,050	1,022,753
Solaris Oilfield Infrastructure, Inc.	102,900	963,144
TechnipFMC PLC (a)	141,800	1,199,628
Tidewater, Inc. (a)	98,900	2,146,130
		21,314,014
Oil, Gas & Consumable Fuels - 6.13%
Berry Corp.	286,570	2,149,275
California Resources Corp.	36,700	1,410,381
Chord Energy Corp.	17,773	2,430,813
Civitas Resources, Inc.	38,730	2,222,715
Crescent Energy Company	151,700	2,043,399
Denbury, Inc. (a)	15,900	1,371,534
Equitrans Midstream Corp.	289,000	2,161,720
Kinetik Holdings, Inc. (l)	40,640	1,324,051
Kosmos Energy Ltd. (a)	268,913	1,390,280
Laredo Petroleum, Inc. (a)	14,000	879,900
Murphy Oil Corp.	74,910	2,634,584
Northern Oil and Gas, Inc.	61,300	1,680,233
Par Pacific Holdings, Inc. (a)	67,500	1,107,675
Permian Resources Corp. (a)	247,600	1,683,680
Ranger Oil Corp.	69,400	2,182,630
REX American Resources Corp. (a)	37,434	1,045,157
Talos Energy, Inc. (a)	60,200	1,002,330
World Fuel Services Corp.	46,924	1,099,899
		29,820,256
TOTAL ENERGY		51,134,270

FINANCIALS - 33.98%
Banks - 20.77%
1st Source Corp.	27,806	1,287,418
ACNB Corp.	19,100	573,764
Amalgamated Financial Corp.	47,800	1,077,890
Ameris Bancorp	23,500	1,050,685
Associated Banc-Corp	112,700	2,263,016
Bank of Marin Bancorp	20,400	610,980
BankUnited, Inc.	56,810	1,941,198
Banner Corp.	17,800	1,051,624
BayCom Corp.	28,300	497,514
BCB Bancorp, Inc.	28,500	479,655
Berkshire Hills Bancorp, Inc.	58,200	1,588,860
Brookline Bancorp, Inc.	77,376	901,430
Cadence Bank	47,610	1,209,770
Camden National Corp.	21,116	899,542
Carter Bankshares, Inc. (a)	36,200	582,820
Cathay General Bancorp	37,732	1,451,173
Central Pacific Financial Corp.	78,100	1,615,889
Central Valley Community Bancorp	38,700	685,377
Civista Bancshares, Inc.	31,000	643,560
CNB Financial Corp.	21,000	494,970
Columbia Banking System, Inc.	50,200	1,450,278
The Community Financial Corp.	11,600	397,880
Community Trust Bancorp, Inc.	22,610	916,836
ConnectOne Bancorp, Inc.	62,200	1,434,332
CrossFirst Bankshares, Inc. (a)	31,200	407,160
Customers Bancorp, Inc. (a)	64,900	1,913,252
Eagle Bancorp, Inc.	44,630	2,000,317
Enterprise Financial Services Corp.	23,700	1,043,748
FB Financial Corp.	25,325	967,668
Financial Institutions, Inc.	20,261	487,682
First BanCorp	110,686	1,514,184
The First Bancshares, Inc.	17,600	525,712
First Busey Corp.	66,100	1,452,878
First Business Financial Services, Inc.	13,765	444,747
First Financial Bancorp	73,150	1,542,002
First Financial Corp.	34,063	1,539,307
First Hawaiian, Inc.	88,140	2,170,888
First Internet Bancorp	30,989	1,049,288
First Merchants Corp.	26,502	1,025,097
First Mid Bancshares, Inc.	17,300	553,081
The First of Long Island Corp.	43,680	753,043
Flushing Financial Corp.	100,918	1,954,782
FNB Corp.	181,680	2,107,488
Fulton Financial Corp.	65,640	1,037,112
Great Southern Bancorp, Inc.	17,110	976,468
Hancock Whitney Corp.	33,700	1,543,797
Hanmi Financial Corp.	87,567	2,073,587
Heartland Financial USA, Inc.	34,700	1,504,592
Hilltop Holdings, Inc.	76,200	1,893,570
HomeStreet, Inc.	60,478	1,742,371
Hope Bancorp, Inc.	158,633	2,005,121
Horizon Bancorp, Inc.	57,400	1,030,904
Independent Bank Corp.	77,100	1,472,610
International Bancshares Corp.	36,136	1,535,780
Investar Holding Corp.	25,800	513,420
Lakeland Bancorp, Inc.	98,330	1,574,263
Live Oak Bancshares, Inc.	44,300	1,355,580
Macatawa Bank Corp.	57,000	527,820
Mercantile Bank Corp.	28,700	852,677
Midland States Bancorp, Inc.	40,213	947,820
MidWestOne Financial Group, Inc.	25,594	698,460
National Bankshares, Inc.	10,700	361,232
Northeast Bank	13,200	484,044
Northrim BanCorp, Inc.	11,584	481,431
OceanFirst Financial Corp.	77,810	1,450,378
Old National Bancorp	58,739	967,431
Orrstown Financial Services, Inc.	22,379	535,306
Pacific Premier Bancorp, Inc.	32,500	1,006,200
PacWest Bancorp	79,100	1,787,660
Parke Bancorp, Inc. (l)	18,200	381,472
PCB Bancorp	45,100	814,957
Peapack-Gladstone Financial Corp.	28,936	973,696
Peoples Bancorp, Inc.	35,930	1,039,455
Preferred Bank	15,100	984,973
Premier Financial Corp.	56,560	1,453,592
Primis Financial Corp.	40,456	490,731
RBB Bancorp	33,032	686,405
Renasant Corp.	48,300	1,510,824
Republic Bancorp, Inc.	22,770	872,091
S&T Bancorp, Inc.	50,700	1,486,017
Sierra Bancorp	24,200	477,950
Simmons First National Corp.	46,700	1,017,593
Texas Capital Bancshares, Inc. (a)	39,190	2,313,386
Towne Bank	42,000	1,126,860
Trustmark Corp.	50,801	1,556,035
Univest Financial Corp.	16,950	397,986
Washington Federal, Inc.	68,744	2,060,945
Washington Trust Bancorp, Inc.	20,130	935,642
Wintrust Financial Corp.	18,550	1,512,753
		101,011,782
Capital Markets - 2.96%
Affiliated Managers Group, Inc.	8,700	973,095
Artisan Partners Asset Management, Inc.	34,900	939,857
B. Riley Financial, Inc.	31,800	1,415,736
Diamond Hill Investment Group, Inc.	7,200	1,188,000
Evercore, Inc.	11,210	922,023
Federated Hermes, Inc.	46,500	1,540,079
Greenhill & Company, Inc.	167,225	993,317
Janus Henderson Group PLC	65,600	1,332,336
Perella Weinberg Partners	137,300	869,109
Silvercrest Asset Management Group, Inc.	31,400	513,390
Victory Capital Holdings, Inc.	61,127	1,424,870
Virtu Financial, Inc.	70,700	1,468,439
Virtus Investment Partners, Inc.	5,200	829,504
		14,409,755
Consumer Finance - 0.97%
Bread Financial Holdings, Inc.	25,300	795,685
Navient Corp.	151,620	2,227,298
SLM Corp.	120,200	1,681,598
		4,704,581
Insurance - 4.45%
American Equity Investment Life Holding Company	55,526	2,070,565
Assured Guaranty Ltd.	43,800	2,122,110
Axis Capital Holdings Ltd.	32,700	1,607,205
Brighthouse Financial, Inc. (a)	22,200	963,924
CNO Financial Group, Inc.	115,686	2,078,877
Employers Holdings, Inc.	58,735	2,025,770
Enstar Group Ltd. (a)	12,139	2,058,653
Greenlight Capital Re Ltd. (a)	59,200	440,448
Horace Mann Educators Corp.	46,914	1,655,595
Kemper Corp.	34,000	1,402,840
Mercury General Corp.	12,900	366,618
National Western Life Group, Inc.	5,255	897,554
Primerica, Inc.	4,300	530,835
Selectquote, Inc. (a)	615,600	449,388
SiriusPoint Ltd. (a)	392,178	1,941,281
Stewart Information Services Corp.	10,200	445,128
Trean Insurance Group, Inc. (a)	174,100	591,940
		21,648,731
Mortgage Real Estate Investment Trusts - 0.71%
Apollo Commercial Real Estate Finance, Inc.	43,400	360,220
Arlington Asset Investment Corp. (a)	106,500	289,680
Granite Point Mortgage Trust, Inc.	85,400	549,976
Great Ajax Corp.	49,234	369,747
MFA Financial, Inc.	45,500	353,990
New York Mortgage Trust, Inc.	396,500	927,810
TPG RE Finance Trust, Inc.	86,500	605,500
		3,456,923
Thrifts & Mortgage Finance - 4.12%
Bridgewater Bancshares, Inc. (a)	30,490	502,170
Enact Holdings, Inc. (l)	20,900	463,353
Essent Group Ltd.	56,700	1,977,129
Federal Agricultural Mortgage Corp.	14,520	1,439,513
FS Bancorp, Inc.	15,080	411,081
Home Bancorp, Inc.	12,800	499,072
Luther Burbank Corp.	40,245	467,647
Merchants Bancorp	18,200	419,874
MGIC Investment Corp.	78,200	1,002,524
New York Community Bancorp, Inc.	212,500	1,812,625
NMI Holdings, Inc. (a)	115,400	2,350,698
Northeast Community Bancorp, Inc.	44,800	555,520
Northfield Bancorp, Inc.	68,107	974,611
Provident Financial Services, Inc.	41,300	805,350
Radian Group, Inc.	95,300	1,838,337
Southern Missouri Bancorp, Inc.	10,200	520,506
Territorial Bancorp, Inc.	20,752	384,742
TrustCo Bank Corp.	36,892	1,159,147
Waterstone Financial, Inc.	58,800	950,208
William Penn Bancorp	36,000	409,320
WSFS Financial Corp.	23,500	1,091,810
		20,035,237
TOTAL FINANCIALS		165,267,009

HEALTH CARE - 2.21%
Biotechnology - 1.02%
Emergent BioSolutions, Inc. (a)	86,900	1,824,031
Ironwood Pharmaceuticals, Inc. (a)	87,200	903,392
Vanda Pharmaceuticals, Inc. (a)	227,400	2,246,713
		4,974,136
Health Care Equipment & Supplies - 0.24%
Inmode Ltd. (a)	20,800	605,488
Zynex, Inc. (l)	62,004	562,376
		1,167,864
Health Care Providers & Services - 0.09%
Patterson Companies, Inc.	17,000	408,340

Pharmaceuticals - 0.86%
Phibro Animal Health Corp.	27,900	370,791
Prestige Consumer Healthcare, Inc. (a)	43,200	2,152,656
Taro Pharmaceutical Industries Ltd. (a)	54,980	1,648,300
		4,171,747
TOTAL HEALTH CARE		10,722,087

INDUSTRIALS - 17.78%
Aerospace & Defense - 1.35%
AAR Corp. (a)	24,740	886,187
Moog, Inc.	19,300	1,357,755
National Presto Industries, Inc.	28,614	1,861,341
V2X, Inc. (a)	69,055	2,444,547
		6,549,830
Air Freight & Logistics - 0.62%
Atlas Air Worldwide Holdings, Inc. (a)	15,100	1,443,107
Forward Air Corp.	17,200	1,552,472
		2,995,579
Airlines - 0.15%
Mesa Air Group, Inc. (a)	177,800	293,370
Spirit Airlines, Inc. (a)	22,200	417,804
		711,174
Building Products - 1.32%
American Woodmark Corp. (a)	24,910	1,092,553
JELD-WEN Holding, Inc. (a)	234,500	2,051,874
Masonite International Corp. (a)	25,341	1,806,560
PGT Innovations, Inc. (a)	52,000	1,089,920
UFP Industries, Inc.	5,500	396,880
		6,437,787
Commercial Services & Supplies - 1.82%
ABM Industries, Inc.	24,000	917,520
ACCO Brands Corp.	275,509	1,349,994
The Brink’s Company	28,400	1,375,696
Healthcare Services Group, Inc.	151,600	1,832,844
Interface, Inc.	99,500	894,505
Kimball International, Inc.	170,900	1,074,961
MillerKnoll, Inc.	90,100	1,405,560
		8,851,080
Construction & Engineering - 1.73%
Fluor Corp. (a)	90,330	2,248,314
Great Lakes Dredge & Dock Corp. (a)	205,300	1,556,174
Matrix Service Company (a)	249,200	1,031,688
MYR Group, Inc. (a)	5,744	486,689
Primoris Services Corp.	65,953	1,071,736
Sterling Infrastructure, Inc. (a)	38,000	815,860
Tutor Perini Corp. (a)	216,421	1,194,644
		8,405,105
Electrical Equipment - 2.45%
Atkore, Inc. (a)	20,200	1,571,762
AZZ, Inc.	52,200	1,905,822
Encore Wire Corp.	13,296	1,536,220
EnerSys	33,910	1,972,544
GrafTech International Ltd.	366,780	1,580,822
Powell Industries, Inc.	46,600	982,328
Preformed Line Products Company	8,927	635,156
Thermon Group Holdings, Inc. (a)	113,683	1,751,855
		11,936,509
Machinery - 4.33%
Allison Transmission Holdings, Inc.	62,800	2,120,129
Barnes Group, Inc.	47,900	1,383,352
Blue Bird Corp. (a)	57,800	482,630
Enerpac Tool Group Corp.	53,500	953,905
EnPro Industries, Inc.	11,850	1,007,013
Flowserve Corp.	84,800	2,060,640
Gates Industrial Corp. PLC (a)	90,000	878,400
The Greenbrier Companies, Inc.	73,199	1,776,540
Hillenbrand, Inc.	51,420	1,888,142
L.B. Foster Company (a)	24,000	234,240
Miller Industries, Inc.	39,820	847,768
Mueller Industries, Inc.	18,700	1,111,528
Mueller Water Products, Inc.	103,700	1,064,999
Proto Labs, Inc. (a)	30,200	1,100,186
The Timken Company	34,800	2,054,592
Wabash National Corp.	135,182	2,103,432
		21,067,496
Marine - 0.19%
Matson, Inc.	14,913	917,448

Professional Services - 2.06%
BGSF, Inc.	27,260	302,859
Heidrick & Struggles International, Inc.	77,310	2,009,287
Kelly Services, Inc.	72,850	990,032
Korn Ferry	43,456	2,040,258
ManpowerGroup, Inc.	21,000	1,358,490
Resources Connection, Inc.	78,885	1,425,452
TrueBlue, Inc. (a)	100,400	1,915,632
		10,042,010
Road & Rail - 0.48%
Heartland Express, Inc.	102,500	1,466,775
PAM Transportation Services, Inc. (a)	15,900	492,264
Schneider National, Inc.	19,700	399,910
		2,358,949
Trading Companies & Distributors - 1.28%
BlueLinx Holdings, Inc. (a)	21,900	1,359,990
Boise Cascade Company	31,000	1,843,260
GMS, Inc. (a)	10,700	428,107
Herc Holdings, Inc.	4,500	467,460
Rush Enterprises, Inc.	22,547	988,911
Titan Machinery, Inc. (a)	39,700	1,121,922
		6,209,650
TOTAL INDUSTRIALS		86,482,617

INFORMATION TECHNOLOGY - 8.79%
Communications Equipment - 0.28%
Casa Systems, Inc. (a) (l)	113,100	354,003
Comtech Telecommunications Corp.	48,600	486,486
NETGEAR, Inc. (a)	26,500	531,060
		1,371,549
Electronic Equipment, Instruments & Components - 5.01%
Avnet, Inc.	53,100	1,917,972
Belden, Inc.	35,970	2,158,919
Benchmark Electronics, Inc.	22,200	550,116
ePlus, Inc. (a)	24,900	1,034,346
Insight Enterprises, Inc. (a)	17,568	1,447,779
Itron, Inc. (a)	47,300	1,991,803
Kimball Electronics, Inc. (a)	55,400	950,110
Methode Electronics, Inc.	61,159	2,272,056
PC Connection, Inc.	24,206	1,091,449
Plexus Corp. (a)	23,400	2,048,904
Sanmina Corp. (a)	35,795	1,649,434
ScanSource, Inc. (a)	43,233	1,141,784
TTM Technologies, Inc. (a)	164,500	2,168,109
Vishay Intertechnology, Inc.	107,926	1,920,004
Vontier Corp.	120,500	2,013,555
		24,356,340
IT Services - 0.56%
Cass Information Systems, Inc.	51,800	1,796,942
Maximus, Inc.	16,500	954,855
		2,751,797
Semiconductors & Semiconductor Equipment - 1.20%
ACM Research, Inc. (a)	164,800	2,053,408
Cirrus Logic, Inc. (a)	6,600	454,080
Diodes, Inc. (a)	27,249	1,768,733
Photronics, Inc. (a)	106,200	1,552,644
		5,828,865
Software - 1.38%
CoreCard Corp. (a) (l)	21,100	459,347
Ebix, Inc. (l)	61,970	1,175,571
NCR Corp. (a)	80,400	1,528,404
Telos Corp. (a)	277,900	2,470,531
Xperi Holding Corp.	76,700	1,084,538
		6,718,391
Technology Hardware, Storage & Peripherals - 0.36%
Super Micro Computer, Inc. (a)	31,500	1,734,705
TOTAL INFORMATION TECHNOLOGY		42,761,647

MATERIALS - 4.53%
Chemicals - 2.53%
AdvanSix, Inc.	60,800	1,951,680
Cabot Corp.	15,070	962,822
Chase Corp.	11,700	977,769
Ecovyst, Inc. (a)	245,700	2,073,709
FutureFuel Corp.	65,130	393,385
Hawkins, Inc.	13,100	510,769
HB Fuller Company	15,500	931,550
Ingevity Corp. (a)	8,200	497,166
Innospec, Inc.	11,100	950,937
NewMarket Corp.	1,700	511,411
Tredegar Corp.	103,530	977,323
Trinseo PLC	86,050	1,576,436
		12,314,957
Containers & Packaging - 0.17%
TriMas Corp.	33,400	837,338

Metals & Mining - 1.50%
Arconic Corp. (a)	55,400	944,016
Commercial Metals Company	27,800	986,344
Compass Minerals International, Inc.	14,700	566,391
Constellium SE (a)	37,300	378,222
Kaiser Aluminum Corp.	33,667	2,065,470
Olympic Steel, Inc.	18,100	412,861
Ryerson Holding Corp.	40,000	1,029,600
Warrior Met Coal, Inc.	17,200	489,168
Worthington Industries, Inc.	11,050	421,447
		7,293,519
Paper & Forest Products - 0.33%
Mercer International, Inc.	130,650	1,606,995
TOTAL MATERIALS		22,052,809

REAL ESTATE - 2.82%
Equity Real Estate Investment Trusts - 1.32%
Alexander’s, Inc.	8,300	1,734,368
Braemar Hotels & Resorts, Inc.	208,000	894,400
Park Hotels & Resorts, Inc.	182,800	2,058,328
Pebblebrook Hotel Trust	121,100	1,757,161
		6,444,257
Real Estate Management & Development - 1.50%
Marcus & Millichap, Inc.	64,900	2,127,422
RE/MAX Holdings, Inc.	84,700	1,601,677
The RMR Group, Inc.	70,500	1,670,145
Seritage Growth Properties (a) (l)	208,648	1,882,005
		7,281,249
TOTAL REAL ESTATE		13,725,506

UTILITIES - 3.61%
Electric Utilities - 1.98%
ALLETE, Inc.	36,176	1,810,609
Hawaiian Electric Industries, Inc.	57,700	1,999,882
Otter Tail Corp.	31,840	1,958,797
PNM Resources, Inc.	45,302	2,071,660
Portland General Electric Company	40,700	1,768,822
		9,609,770
Gas Utilities - 0.81%
South Jersey Industries, Inc.	61,744	2,063,485
Spire, Inc.	29,873	1,861,984
		3,925,469
Multi-Utilities - 0.82%
Avista Corp.	54,861	2,032,600
Black Hills Corp.	29,000	1,964,170
		3,996,770
TOTAL UTILITIES		17,532,009

Total common stocks (Cost $516,540,748)		481,281,456

Total long-term investments (Cost $516,540,748)		481,281,456

COLLATERAL FOR SECURITIES ON LOAN - 1.23%
Money Market Funds - 1.23%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 2.88%^	5,964,463	5,964,463
Total collateral for securities on loan (Cost $5,964,463)		5,964,463

	Principal
SHORT-TERM INVESTMENTS - 3.49%	Amount
Time Deposits - 3.49%
Skandinaviska Enskilda Banken, 2.43%, 10/03/2022*	$16,963,900	16,963,900
Total short-term investments (Cost $16,963,900)		16,963,900

Total investments - 103.68% (Cost $539,469,111)		504,209,819

Liabilities in excess of other assets - (3.68)%		(17,875,943)

Net assets - 100.00%		$486,333,876

(a) - Non-income producing security.
(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $5,819,805. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

^ - Rate shown is the 7-day yield as of September 30, 2022.
* - Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an approved independent pricing service.

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of third-party pricing services.

Fixed-income securities are generally valued at their evaluated mean prices obtained from an approved independent pricing service.  Pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the pricing services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange, the Fund generally utilizes an independent pricing service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$481,281,456
Money Market Funds	5,964,463
Time Deposits	16,963,900
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$504,209,819